UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ----------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           ------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           ------------------------------------------------
           Stamford, CT 06902
           ------------------------------------------------

Form 13F File Number: 28-04639
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Napoli
        -----------------------------------------------------
Title:  Partner
        -----------------------------------------------------
Phone:  203-564-4230
        -----------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Napoli                       Stamford, CT          8/12/2011
---------------------------------  ------------------------  ----------
       [Signature]                      [City, State]          [Date]

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                     -----------------
Form 13F Information Table Entry Total:              97
                                                     -----------------
Form 13F Information Table Value Total:              $  577,809
                                                     -----------------
                                                        (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVE POWER INC             COM              00504W100    3,087 1,260,000 SH       SOLE                1,260,000
ALCATEL-LUCENT               SPONSORED ADR    013904305    3,029   525,000 SH       SOLE                  525,000
ALPHA NATURAL RESOURCES INC  COM              02076X102   12,496   275,000 SH       SOLE                  275,000
AMARIN CORP PLC              SPONS ADR NEW    023111206   49,062 3,400,000 SH       SOLE                3,400,000
AMERESCO INC                 CL A             02361E108    2,482   175,000 SH       SOLE                  175,000
ANADARKO PETE CORP           COM              032511107    7,676   100,000 SH       SOLE                  100,000
APPLIED MICRO CIRCUITS CORP  COM NEW          03822W406    1,108   125,000 SH       SOLE                  125,000
ARTHROCARE CORP              COM              043136100   30,123   900,000 SH       SOLE                  900,000
BONA FILM GROUP LTD          SPONSORED ADS    09777B107       74    20,000 SH       SOLE                   20,000
BRIDGEPOINT ED INC           COM              10807M105   11,250   450,000 SH       SOLE                  450,000
CALIX INC                    COM              13100M509    3,644   175,000 SH       SOLE                  175,000
CALPINE CORP                 COM NEW          131347304    1,613   100,000 SH       SOLE                  100,000
CEREPLAST INC                COM NEW          156732307    1,099   247,500 SH       SOLE                  247,500
CHESAPEAKE ENERGY CORP       COM              165167107    6,680   225,000 SH       SOLE                  225,000
CHINA HYDROELECTRIC CORP     SPONSORED ADR    16949D101      917   224,750 SH       SOLE                  224,750
CHINA INFORMATION TECHNOLOGY COM              16950L109      104    50,000 SH       SOLE                   50,000
CHINA VALVES TECHNOLOGY INC  COM NEW          169476207    2,600   800,000 SH       SOLE                  800,000
CHINA YIDA HOLDINGS CO       COM NEW          16945D204    2,540   870,000 SH       SOLE                  870,000
COINSTAR INC                 COM              19259P300   11,726   215,000 SH       SOLE                  215,000
COMVERGE INC                 COM              205859101    4,901 1,650,000 SH       SOLE                1,650,000
COSAN LTD                    SHS A            G25343107    2,716   221,000 SH       SOLE                  221,000
COVANTA HLDG CORP            COM              22282E102    3,298   200,000 SH       SOLE                  200,000
CVD EQUIPMENT CORP           COM              126601103    1,367   105,000 SH       SOLE                  105,000
ECOTALITY INC                COM NEW          27922Y202    3,049 1,133,333 SH       SOLE                1,133,333
ELSTER GROUP SE              SPONSORED ADR    290348101    1,229    75,000 SH       SOLE                   75,000
ENTEROMEDICS INC             COM NEW          29365M208    4,555 1,680,900 SH       SOLE                1,680,900
ENTROPIC COMMUNICATIONS INC  COM              29384R105    6,001   675,000 SH       SOLE                  675,000
ESCO TECHNOLOGIES INC        COM              296315104    1,840    50,000 SH       SOLE                   50,000
EXIDE TECHNOLOGIES           COM NEW          302051206   10,123 1,325,000 SH       SOLE                1,325,000
F5 NETWORKS INC              COM              315616102   14,443   131,000 SH       SOLE                  131,000
FALCONSTOR SOFTWARE INC      COM              306137100      112    25,000 SH       SOLE                   25,000
FUELCELL ENERGY INC          COM              35952H106    2,031 1,550,000 SH       SOLE                1,550,000
FUTUREFUEL CORPORATION       COM              36116M106    1,137    93,900 SH       SOLE                   93,900
GANNETT INC                  COM              364730101    7,160   500,000 SH  CALL SOLE
GLOBAL POWER EQUIPMENT GRP I COM PAR $0.01    37941P306    1,081    40,777 SH       SOLE                   40,777
GLOBE SPECIALTY METALS INC   COM              37954N206    2,803   125,000 SH       SOLE                  125,000
HALLIBURTON CO               COM              406216101   85,502 1,676,500 SH  CALL SOLE
HALOZYME THERAPEUTICS INC    COM              40637H109    7,601 1,100,000 SH       SOLE                1,100,000
HARBIN ELECTRIC INC          COM              41145W109   10,584   700,000 SH       SOLE                  700,000
HARBIN ELECTRIC INC          COM              41145W109    3,780   250,000 SH  CALL SOLE
HECKMANN CORP                COM              422680108    9,362 1,550,000 SH       SOLE                1,550,000
HOLLYSYS AUTOMATION TECHNOLO SHS              G45667105      117    12,500 SH  PUT  SOLE                   12,500
HORSEHEAD HLDG CORP          COM              440694305      666    50,000 SH       SOLE                   50,000
HOSPIRA INC                  COM              441060100    7,083   125,000 SH       SOLE                  125,000
HUMAN GENOME SCIENCES INC    COM              444903108   14,724   600,000 SH       SOLE                  600,000
INPHI CORP                   COM              45772F107    8,352   480,000 SH       SOLE                  480,000
ISHARES TR                   FTSE CHINA25 IDX 464287184    4,295   100,000 SH  PUT  SOLE                  100,000
JIAYUAN COM INTL LTD         SPONSORED ADR    477374102      114    10,000 SH       SOLE                   10,000
JINKOSOLAR HLDG CO LTD       SPONSORED ADR    47759T100    2,652   100,000 SH       SOLE                  100,000
JINPAN INTL LTD              ORD              G5138L100      637    57,000 SH       SOLE                   57,000
JOHNSON CTLS INC             COM              478366107    7,499   180,000 SH       SOLE                  180,000
KEYNOTE SYS INC              COM              493308100    7,571   350,000 SH       SOLE                  350,000
KEYUAN PETROCHEMICALS INC    COM              493722102    2,056   713,800 SH       SOLE                  713,800
KONGZHONG CORP               SPONSORED ADR    50047P104      126    25,000 SH       SOLE                   25,000
LINN ENERGY LLC              UNIT LTD LIAB    536020100   14,651   375,000 SH       SOLE                  375,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   14,445   375,000 SH       SOLE                  375,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    6,896   200,000 SH       SOLE                  200,000
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105      251    17,000 SH       SOLE                   17,000
MASTEC INC                   COM              576323109    3,451   175,000 SH       SOLE                  175,000
MAXWELL TECHNOLOGIES INC     COM              577767106      941    58,100 SH       SOLE                   58,100

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
MCDERMOTT INTL INC           COM              580037109      991    50,000 SH       SOLE                   50,000
MELLANOX TECHNOLOGIES LTD    SHS              M51363113   10,434   350,000 SH       SOLE                  350,000
MICROSOFT CORP               COM              594918104    7,800   300,000 SH       SOLE                  300,000
MOLYCORP INC DEL             COM              608753109   14,349   235,000 SH       SOLE                  235,000
NETAPP INC                   COM              64110D104    2,903    55,000 SH       SOLE                   55,000
NETLOGIC MICROSYSTEMS INC    COM              64118B100      243     6,000 SH       SOLE                    6,000
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107      335     3,000 SH       SOLE                    3,000
OPENWAVE SYS INC             COM NEW          683718308    2,462 1,075,000 SH       SOLE                1,075,000
ORACLE CORP                  COM              68389X105    6,582   200,000 SH       SOLE                  200,000
ORMAT TECHNOLOGIES INC       COM              686688102    5,503   250,000 SH       SOLE                  250,000
PAETEC HOLDING CORP          COM              695459107       72    15,000 SH       SOLE                   15,000
PFIZER INC                   COM              717081103    8,240   400,000 SH       SOLE                  400,000
POWER ONE INC NEW            COM              73930R102    2,430   300,000 SH       SOLE                  300,000
QKL STORES INC               COM              74732Y105    3,248 1,600,000 SH       SOLE                1,600,000
QUALCOMM INC                 COM              747525103    5,679   100,000 SH       SOLE                  100,000
RADIAN GROUP INC             COM              750236101    6,345 1,500,000 SH       SOLE                1,500,000
ROCKWOOD HLDGS INC           COM              774415103   21,701   392,500 SH       SOLE                  392,500
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    3,765   100,000 SH       SOLE                  100,000
SIERRA WIRELESS INC          COM              826516106    4,676   400,000 SH       SOLE                  400,000
SINO CLEAN ENERGY INC        COM NEW          82936G200    1,056   880,000 SH       SOLE                  880,000
SOHU COM INC                 COM              83408W103      217     3,000 SH       SOLE                    3,000
SOLUTIA INC                  COM NEW          834376501    1,143    50,000 SH       SOLE                   50,000
STARBUCKS CORP               COM              855244109      316     8,000 SH       SOLE                    8,000
TEKELEC                      COM              879101103    5,615   615,000 SH       SOLE                  615,000
TESLA MTRS INC               COM              88160R101      728    25,000 SH       SOLE                   25,000
THERMON GROUP HLDGS INC      COM              88362T103      900    75,000 SH       SOLE                   75,000
TIMKEN CO                    COM              887389104    2,016    40,000 SH       SOLE                   40,000
TITANIUM METALS CORP         COM NEW          888339207      916    50,000 SH       SOLE                   50,000
UNIVERSAL DISPLAY CORP       COM              91347P105      877    25,000 SH       SOLE                   25,000
WESTPORT INNOVATIONS INC     COM NEW          960908309   12,010   500,000 SH       SOLE                  500,000
WONDER AUTO TECHNOLOGY INC   COM              978166106    4,750 1,357,000 SH       SOLE                1,357,000
WOODWARD INC                 COM              980745103    1,046    30,000 SH       SOLE                   30,000
WORLD ENERGY SOLUTIONS INC D COM NEW          98145W208    2,333   555,555 SH       SOLE                  555,555
WUXI PHARMATECH CAYMAN INC   SPONS ADR SHS    929352102      176    10,000 SH       SOLE                   10,000
YUCHENG TECHNOLOGIES LTD     COM              G98777108      164    50,000 SH       SOLE                   50,000
YUHE INTERNATIONAL INC       COM              988432100      647 1,617,309 SH       SOLE                1,617,309
ZBB ENERGY CORPORATION       COM              98876R204    2,629 2,857,831 SH       SOLE                2,857,831
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